Income Tax (Details Narrative) $ in Thousands	12 Months Ended
Apr. 30, 2024 CAD ($)
April 30, 2042 [Member]
Disclosure Of Income Tax [Line Items]
Tax effect of tax losses	$ 2,025
April 30, 2043 [Member]
Disclosure Of Income Tax [Line Items]
Tax effect of tax losses	$ 2,008